EXCHANGE DIFFERENCES (Tables)	12 Months Ended
Dec. 31, 2025
EXCHANGE DIFFERENCES
Schedule of exchange differences

	01.01.2025	01.01.2024	01.01.2023
Description	12.31.2025	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$
Generated by suppliers	(2,067,516)	(6,022,628)	(26,366,916)
Generated by financial assets	304,783	(1,067,456)	12,348,172
Generated by financial liabilities	(882,743)	206,889	(3,310,906)
Other	(779,414)	(523,509)	113,520
Total	(3,424,890)	(7,406,704)	(17,216,130)